Form N-1A Cover	Dec. 23, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE 2023 ETF SERIES TRUST
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 23, 2025
Prospectus Date	Dec. 24, 2025